Risk Management (Details) - Schedule of amortized costs and net loss of modified financial assets $ in Millions	12 Months Ended
Dec. 31, 2021 CLP ($)
Schedule of amortized costs and net loss of modified financial assets [Abstract]
Amortized costs of financial assets modified during the period	$ 122,014
Net modification loss	$ 24,594